Restricted Funds	12 Months Ended
Jul. 31, 2020
Disclosure Of Restricted Cash [Abstract]
Restricted Funds

5. Restricted Funds

	July 31, 2020	July 31, 2019
Capital contribution held in trust	$—	$4,076
Debt service reserve account - term loan (Note 19)	8,191	9,200
Neal Up Brands Inc. (Note 30)	—	2,500
Letters of credit, collateral and guarantees for purchases	70	6,574
Total	$8,261	$22,350